DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Borrowing [Roll Forward]
Debt obligations, beginning of period	$ 55,327
Debt obligation issuance, net of repayments	(1,656)
Non-cash changes in debt obligations
Debt from asset acquisitions	350
Assumed by purchaser	(3,836)
Amortization of deferred financing costs and (premium) discount	94
Foreign currency translation	(1,489)
Manager Reorganization	10,274
Impact of deconsolidation due to loss of control	(502)
Debt obligations, end of period	$ 58,562